UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2026

Institutional Floating Rate Fund

Institutional Class (RPIFX)

This annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - Institutional Class	$59	0.57%

What drove fund performance during the past 12 months?

  Leveraged loans advanced in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and the likely end of the Federal Reserve’s rate-cutting cycle supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Morningstar LSTA Performing Loan Index, credit selection in the information technology and automotive segments aided relative performance, with meaningful contributions from social networking company X/Twitter and our avoidance of First Brands Group, a supplier within the global automotive aftermarket that filed for Chapter 11 bankruptcy in September 2025. Asurion, the leading provider of mobile protection services, was a notable contributor in the wireless communications segment.

  Relative to the style-specific benchmark, Qlik Technologies, which offers business intelligence and analytics; and Kaseya, a leading global provider of information technology management solutions, detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence (AI) technology weighed on their performance. The cable operators segment held back relative gains, partly due to Optimum (formerly known as Altice USA).

  The fund seeks high current income and some capital appreciation. We continued to pare down the portfolio’s information technology holdings, largely due to AI-displacement risk. For several quarters, we have evaluated how generative AI could affect revenue durability, pricing power, reinvestment needs, and capital structure outcomes across our software and broader technology holdings.

How has the fund performed?

Cumulative Returns of a Hypothetical $1 Million Investment as of May 31, 2026

Table Summary
	Institutional Class	Regulatory Benchmark	Strategy Benchmark
2016	1,000,000	1,000,000	1,000,000
2016	1,017,144	1,023,232	1,021,986
2016	1,029,387	990,807	1,041,979
2017	1,047,814	1,000,833	1,066,532
2017	1,057,181	1,015,786	1,076,017
2017	1,063,344	1,028,272	1,082,846
2017	1,074,630	1,022,653	1,095,532
2018	1,087,707	1,005,888	1,113,435
2018	1,095,101	1,011,981	1,123,350
2018	1,108,744	1,017,482	1,138,256
2018	1,107,188	1,008,928	1,135,786
2019	1,123,964	1,037,772	1,152,972
2019	1,138,600	1,076,751	1,167,703
2019	1,152,283	1,120,984	1,175,688
2019	1,163,900	1,117,803	1,182,300
2020	1,164,321	1,159,012	1,193,927
2020	1,129,156	1,178,133	1,132,916
2020	1,164,068	1,193,551	1,188,390
2020	1,190,029	1,199,222	1,227,459
2021	1,222,254	1,175,048	1,268,192
2021	1,236,000	1,173,363	1,282,681
2021	1,245,630	1,192,544	1,293,851
2021	1,252,947	1,185,390	1,303,965
2022	1,259,714	1,143,977	1,310,565
2022	1,229,523	1,076,889	1,279,844
2022	1,246,258	1,055,212	1,297,975
2022	1,248,786	1,033,191	1,296,829
2023	1,290,904	1,032,761	1,346,171
2023	1,300,777	1,053,813	1,357,079
2023	1,360,585	1,042,620	1,424,196
2023	1,388,442	1,045,380	1,456,086
2024	1,433,160	1,067,123	1,505,440
2024	1,466,917	1,067,571	1,542,667
2024	1,495,759	1,118,697	1,568,774
2024	1,531,848	1,117,251	1,607,573
2025	1,553,730	1,129,104	1,629,653
2025	1,575,512	1,125,849	1,648,700
2025	1,608,085	1,153,782	1,684,442
2025	1,629,515	1,180,948	1,702,173
2026	1,627,192	1,199,792	1,692,946
2026	1,666,865	1,183,642	1,733,504

202501-4140694, 202606-5570171

E170-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Institutional Floating Rate Fund (Institutional Class)	5.80%	6.16%	5.24%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	5.14	6.21	5.66

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,921,985
  Number of Portfolio Holdings349
  Investment Advisory Fees Paid (000s)$27,490
  Portfolio Turnover Rate65.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Bank Loans	88.1%
Corporate Bonds	8.3
Preferred Stocks	0.3
Convertible Preferred Stocks	0.2
Short-Term and Other	3.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
Hopper Merger Sub	2.5%
TransDigm	2.0
Applied Systems	2.0
Alera Group	1.8
Ellucian Holdings	1.7
Neptune Bidco U.S.	1.7
Engineered Machinery Holdings	1.6
Asurion	1.5
HUB International	1.5
CRC Insurance Group	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional Floating Rate Fund

Institutional Class (RPIFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2026

Institutional Floating Rate Fund

F Class (PFFRX)

This annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2025 to May 31, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - F Class	$72	0.70%

What drove fund performance during the past 12 months?

  Leveraged loans advanced in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and the likely end of the Federal Reserve’s rate-cutting cycle supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Morningstar LSTA Performing Loan Index, credit selection in the information technology and automotive segments aided relative performance, with meaningful contributions from social networking company X/Twitter and our avoidance of First Brands Group, a supplier within the global automotive aftermarket that filed for Chapter 11 bankruptcy in September 2025. Asurion, the leading provider of mobile protection services, was a notable contributor in the wireless communications segment.

  Relative to the style-specific benchmark, Qlik Technologies, which offers business intelligence and analytics; and Kaseya, a leading global provider of information technology management solutions, detracted as fears about the potential impacts of displacement amid increased adoption of artificial intelligence (AI) technology weighed on their performance. The cable operators segment held back relative gains, partly due to Optimum (formerly known as Altice USA).

  The fund seeks high current income and some capital appreciation. We continued to pare down the portfolio’s information technology holdings, largely due to AI-displacement risk. For several quarters, we have evaluated how generative AI could affect revenue durability, pricing power, reinvestment needs, and capital structure outcomes across our software and broader technology holdings.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2026

Table Summary
	F Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,168	10,232	10,220
2016	10,287	9,908	10,420
2017	10,467	10,008	10,665
2017	10,558	10,158	10,760
2017	10,617	10,283	10,828
2017	10,737	10,227	10,955
2018	10,854	10,059	11,134
2018	10,935	10,120	11,234
2018	11,056	10,175	11,383
2018	11,037	10,089	11,358
2019	11,201	10,378	11,530
2019	11,344	10,768	11,677
2019	11,476	11,210	11,757
2019	11,600	11,178	11,823
2020	11,589	11,590	11,939
2020	11,235	11,781	11,329
2020	11,592	11,936	11,884
2020	11,846	11,992	12,275
2021	12,163	11,750	12,682
2021	12,283	11,734	12,827
2021	12,374	11,925	12,939
2021	12,456	11,854	13,040
2022	12,507	11,440	13,106
2022	12,217	10,769	12,798
2022	12,366	10,552	12,980
2022	12,387	10,332	12,968
2023	12,800	10,328	13,462
2023	12,894	10,538	13,571
2023	13,484	10,426	14,242
2023	13,755	10,454	14,561
2024	14,194	10,671	15,054
2024	14,524	10,676	15,427
2024	14,821	11,187	15,688
2024	15,174	11,173	16,076
2025	15,370	11,291	16,297
2025	15,580	11,258	16,487
2025	15,897	11,538	16,844
2025	16,121	11,809	17,022
2026	16,075	11,998	16,929
2026	16,480	11,836	17,335

202501-4140694, 202606-5570171

E430-052 7/26

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Institutional Floating Rate Fund (F Class)	5.77%	6.05%	5.12%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	5.14	6.21	5.66

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,921,985
  Number of Portfolio Holdings349
  Investment Advisory Fees Paid (000s)$27,490
  Portfolio Turnover Rate65.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Table Summary
Bank Loans	88.1%
Corporate Bonds	8.3
Preferred Stocks	0.3
Convertible Preferred Stocks	0.2
Short-Term and Other	3.1

Top Ten Holdings (as a % of Net Assets)

Table Summary
Hopper Merger Sub	2.5%
TransDigm	2.0
Applied Systems	2.0
Alera Group	1.8
Ellucian Holdings	1.7
Neptune Bidco U.S.	1.7
Engineered Machinery Holdings	1.6
Asurion	1.5
HUB International	1.5
CRC Insurance Group	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional Floating Rate Fund

F Class (PFFRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2026	2025
Audit Fees	$46,203	$46,217
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,211,000 and $1,746,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
May 31, 2026
Institutional Floating Rate Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Institutional Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
t
Institutional Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9 .42 $ 9 .48 $ 9 .19 $ 9 .34 $ 9 .77
Investment activities
Net investment income
(1)(2)
0 .66 0 .74 0 .85 0 .66 0 .39
Net realized and unrealized gain/loss ( 0 .13 ) ( 0 .06 ) 0 .28 ( 0 .14 ) ( 0 .43 )
Total from investment activities 0 .53 0 .68 1 .13 0 .52 ( 0 .04 )
Distributions
Net investment income ( 0 .65 ) ( 0 .74 ) ( 0 .84 ) ( 0 .67 ) ( 0 .39 )
NET ASSET VALUE
End of period $ 9 .30 $ 9 .42 $ 9 .48 $ 9 .19 $ 9 .34
Ratios/Supplemental Data
Total return
(2)(3)
5 .80% 7 .40% 12 .77% 5 .80% ( 0 .52 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .57% 0 .57% 0 .57% 0 .57% 0 .57%
Net expenses after waivers/payments by Price
Associates 0 .57% 0 .57% 0 .57% 0 .57% 0 .57%
Net investment income 6 .99% 7 .87% 9 .00% 7 .17% 3 .98%
Portfolio turnover rate 65 .3% 107 .3% 78 .5% 34 .3% 45 .5%
Net assets, end of period (in millions) $4,646 $4,430 $4,010 $3,674 $5,990
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. Rowe Price Institutional Floating Rate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
F Class
.. Year ..
.. Ended .
5/31/26 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET VALUE
Beginning of period $ 9 .41 $ 9 .47 $ 9 .18 $ 9 .34 $ 9 .76
Investment activities
Net investment income
(1)(2)
0 .64 0 .73 0 .83 0 .64 0 .38
Net realized and unrealized gain/loss ( 0 .11 ) ( 0 .07 ) 0 .29 ( 0 .14 ) ( 0 .43 )
Total from investment activities 0 .53 0 .66 1 .12 0 .50 ( 0 .05 )
Distributions
Net investment income ( 0 .64 ) ( 0 .72 ) ( 0 .83 ) ( 0 .66 ) ( 0 .37 )
NET ASSET VALUE
End of period $ 9 .30 $ 9 .41 $ 9 .47 $ 9 .18 $ 9 .34
Ratios/Supplemental Data
Total return
(2)(3)
5 .77% 7 .27% 12 .64% 5 .55% ( 0 .54 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .70% 0 .70% 0 .70% 0 .70% 0 .68%
Net expenses after waivers/payments by Price
Associates 0 .70% 0 .70% 0 .70% 0 .70% 0 .68%
Net investment income 6 .87% 7 .76% 8 .88% 6 .91% 3 .88%
Portfolio turnover rate 65 .3% 107 .3% 78 .5% 34 .3% 45 .5%
Net assets, end of period (in millions) $276 $303 $303 $355 $739
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional Floating Rate Fund
May 31, 2026

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  88.1% (1)
Aerospace & Defense  3.3%
Apple Bidco, FRN, 1M TSFR +
2.50%, 6.12%, 9/23/31  4,609 4,616
Bleriot U.S. Bidco, FRN, 3M TSFR +
2.25%, 5.95%, 10/31/30  12,256 12,282
Brown Group Holding, FRN, 3M
TSFR + 2.50%, 6.155%, 7/1/31  24,477 24,548
Dynasty Acquisition, FRN, 1M TSFR
+ 2.00%, 5.62%, 10/31/31  24,148 24,223
Kaman, FRN, 3M TSFR + 1.00%,
1.00%, 2/26/32 (2) 324 325
Kaman, FRN, 3M TSFR + 2.25%,
5.95%, 2/26/32  2,796 2,800
Mahseer Holdings, FRN, 3M TSFR +
1.00%, 1.00%, 3/16/33 (2) 154 155
Mahseer Holdings, FRN, 3M TSFR +
3.25%, 6.924%, 3/16/33  966 971
TransDigm, FRN, 1M TSFR + 2.25%,
5.87%, 3/22/30  21,317 21,364
TransDigm, FRN, 1M TSFR + 2.50%,
6.12%, 2/28/31  27,071 27,140
TransDigm, FRN, 1M TSFR + 2.50%,
6.12%, 1/19/32  740 742
TransDigm, FRN, 1M TSFR + 2.50%,
6.12%, 8/19/32  20,935 20,985
TransDigm, FRN, 1M TSFR + 2.50%,
6.12%, 2/13/33  22,650 22,703
162,854
Automotive  3.4%
American Axle & Manufacturing,
FRN, 3M TSFR + 3.25%, 6.912%,
2/3/33  5,683 5,685
Autokiniton U.S. Holdings, FRN, 1M
TSFR + 4.00%, 7.735%, 4/6/28  34,863 34,770
Belron Finance 2019, FRN, 3M TSFR
+ 2.00%, 5.657%, 10/16/31  9,857 9,869
Clarios Global, FRN, 1M TSFR +
2.50%, 6.098%, 1/28/32  41,583 41,603
Clarios Global, FRN, 1M TSFR +
2.50%, 6.12%, 5/6/30  4,928 4,934
DexKo Global, FRN, 3M TSFR +
4.50%, 8.163%, 10/4/31 (3) 12,740 12,410
Mavis Tire Express Services Topco,
FRN, 6M TSFR + 3.00%, 6.669%,
5/4/28  30,337 30,309
Mavis Tire Express Services Topco,
FRN, 6M TSFR + 3.25%, 6.92%,
5/9/33  5,060 5,055
Tenneco, FRN, 3M TSFR + 5.00%,
8.742%, 11/17/28  7,625 7,611
Wand NewCo 3, FRN, 1M TSFR +
2.50%, 6.12%, 1/30/31  14,907 14,867
167,113
Par/Shares $ Value
(Amounts in 000s)
‡
Broadcasting  5.1%
Clear Channel Outdoor Holdings,
FRN, 1M TSFR + 4.00%, 7.735%,
8/21/28  14,827 14,846
CMG Media, FRN, 3M TSFR +
3.50%, 7.30%, 6/18/29  46,546 41,958
Discovery Global Holdings, FRN, 1M
TSFR + 2.50%, 6/30/33 (3) 39,135 39,202
E.W. Scripps, FRN, 1M TSFR +
3.35%, 7.067%, 11/30/29  11,512 11,172
E.W. Scripps, FRN, 1M TSFR +
5.75%, 9.467%, 6/30/28 (3) 12,074 12,034
iHeartCommunications, FRN, 1M
TSFR + 5.78%, 9.51%, 5/1/29  22,259 21,157
Neptune Bidco U.S., FRN, 3M TSFR
+ 5.00%, 8.769%, 2/3/33  52,670 52,028
Nexstar Media, FRN, 1M TSFR +
2.50%, 6.12%, 6/28/32  6,333 6,330
Nexstar Media, FRN, 1M TSFR +
2.75%, 6.37%, 3/18/33  25,830 25,834
Sinclair Television Group, FRN, 1M
TSFR + 3.30%, 7.035%, 12/31/29 (3) 6,467 5,840
Townsquare Media, FRN, 6M TSFR
+ 5.00%, 8.587%, 2/19/30  6,653 4,848
Univision Communications, FRN, 1M
TSFR + 3.25%, 6.985%, 1/31/29  6,120 6,086
Univision Communications, FRN, 1M
TSFR + 3.50%, 7.235%, 1/31/29  3,569 3,550
Univision Communications, FRN, 3M
TSFR + 4.25%, 7.95%, 6/24/29  4,751 4,753
249,638
Building Products  1.4%
Chariot Buyer, FRN, 1M TSFR +
2.75%, 6.37%, 9/8/32  14,844 14,852
CP Atlas Buyer, FRN, 1M TSFR +
5.25%, 8.87%, 7/8/30  10,796 9,382
MI Windows & Doors, FRN, 1M
TSFR + 2.75%, 6.37%, 3/28/31  12,413 12,142
Quikrete Holdings, FRN, 1M TSFR +
2.25%, 5.87%, 1/30/32  32,888 32,889
69,265
Cable Operators  1.0%
Cable One, FRN, 1M TSFR + 2.00%,
5.735%, 5/3/28  4,206 3,661
CSC Holdings, FRN, 3M USD PRIME
+ 1.50%, 8.25%, 4/15/27  23,014 17,659
Directv Financing, FRN, 3M TSFR +
5.25%, 9.175%, 8/2/29  6,008 6,040
Directv Financing, FRN, 3M TSFR +
5.50%, 9.163%, 2/17/31  11,174 11,194
Radiate Holdco, FRN, 1M TSFR +
3.50%, 8.735%, 9/25/29 (1.50% PIK
and 1M TSFR + 3.50% Cash) (4) 11,939 10,784
Radiate Holdco, FRN, 1M TSFR +
4.00%, 4.56%, 6/26/29 (2) 2,366 2,364
51,702

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Chemicals  1.5%
Bond U.S. Bidco 1, FRN, 1M TSFR +
3.50%, 5/7/33 (3) 12,145 12,166
Nouryon Finance, FRN, 6M TSFR +
3.25%, 6.937%, 4/3/28  13,494 13,494
Nouryon Finance, FRN, 6M TSFR +
3.25%, 6.937%, 4/3/28  8,484 8,481
Qnity Electronics, FRN, 3M TSFR +
2.00%, 5.666%, 11/1/32  15,741 15,792
W. R. Grace Holdings, FRN, 3M
TSFR + 3.00%, 6.70%, 8/19/32  8,169 8,148
Windsor Holdings III, FRN, 1M TSFR
+ 2.75%, 6.37%, 8/1/30  14,966 14,906
72,987
Consumer Products  2.4%
19th Holdings Golf, FRN, 1M TSFR +
3.25%, 6.995%, 2/7/29  11,458 11,494
ABG Intermediate Holdings 2, FRN,
1M TSFR + 2.25%, 5.87%, 12/21/28  5,216 5,220
Lavender U.S. HoldCo 1, FRN, 3M
TSFR + 3.25%, 6.95%, 12/30/32  7,401 7,355
Life Time, FRN, 1M TSFR + 2.00%,
5.646%, 11/5/31  8,405 8,418
OAK-Eagle Acquireco, FRN, 1M
TSFR + 3.50%, 3/24/33 (3) 60,790 60,975
Peloton Interactive, FRN, 1M TSFR +
5.50%, 9.12%, 5/30/29  9,109 9,127
Prestige Brands, FRN, 1M TSFR +
2.00%, 6/12/33 (3) 6,035 6,050
Tory Burch, FRN, 1M TSFR + 4.00%,
7.62%, 4/17/31  9,455 9,427
118,066
Container  2.1%
Charter Next Generation, FRN, 1M
TSFR + 2.50%, 6.145%, 11/29/30  39,427 39,496
Iris Holding, FRN, 3M TSFR +
4.75%, 8.513%, 6/28/28  7,800 7,205
Proampac PG Borrower, FRN, 3M
TSFR + 4.00%, 7.849%, 3/7/33  25,289 24,736
Sword Purchaser, FRN, 1M TSFR +
4.00%, 7.62%, 4/9/33  30,745 29,946
Trident TPI Holdings, FRN, 1M TSFR
+ 3.75%, 9/15/28 (3) 2,583 2,492
103,875
Diversified Chemicals  0.3%
INEOS U.S. Finance, FRN, 1M TSFR
+ 3.00%, 2/7/31 (3) 5,400 5,083
INEOS U.S. Finance, FRN, 1M TSFR
+ 3.25%, 2/19/30 (3) 7,715 7,304
12,387
Energy  2.2%
Brazos Delaware II, FRN, 1M TSFR
+ 2.50%, 6.131%, 2/11/30  4,197 4,205
Calcasieu Pass Funding, FRN, 6M
TSFR + 3.25%, 6.954%, 4/11/33  28,569 28,640
CPPIB OVM Member U.S., FRN, 3M
TSFR + 2.25%, 5.95%, 8/20/31  5,135 5,138
Par/Shares $ Value
(Amounts in 000s)
‡
Deep Blue Operating I, FRN, 1M
TSFR + 2.25%, 5.895%, 10/1/32  14,820 14,869
Goodnight Water Solutions Holdings,
FRN, 1M TSFR + 4.00%, 7.62%,
6/4/29 (5) 7,584 7,622
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 2.50%, 6.12%, 4/1/32  9,745 9,775
NGL Energy Operating, FRN, 1M
TSFR + 3.50%, 7.131%, 3/11/33  20,915 20,963
Northriver Midstream Finance, FRN,
3M TSFR + 2.25%, 5.942%, 8/16/30  11,006 11,016
Pelican Pipeline, FRN, 3M TSFR +
2.75%, 6.466%, 3/25/33  3,715 3,729
105,957
Entertainment & Leisure  3.6%
AMC Entertainment Holdings, FRN,
1M TSFR + 7.00%, 10.603%, 1/4/29  36,430 36,462
Crown Finance U.S., FRN, 1M TSFR
+ 4.50%, 8.145%, 12/2/31  38,463 38,509
Delta 2, FRN, 3M TSFR + 1.75%,
5.45%, 9/10/31  17,905 17,920
EOC Borrower, FRN, 1M TSFR +
2.75%, 6.37%, 3/24/32  27,987 28,057
Odeon Finco, 4/17/31 (3) 3,205 3,217
TKO Worldwide Holdings, FRN, 3M
TSFR + 2.00%, 5.636%, 11/21/31  49,437 49,440
United Talent Agency, FRN, 1M
TSFR + 3.00%, 6.625%, 6/10/32  1,569 1,572
175,177
Financial  14.7%
Acrisure, FRN, 1M TSFR + 3.00%,
6.62%, 11/6/30  33,186 31,444
Acrisure, FRN, 1M TSFR + 3.25%,
6.87%, 6/21/32  12,784 12,089
Alera Group, FRN, 1M TSFR +
2.75%, 6.37%, 5/30/32  25,240 24,306
Alera Group, FRN, 1M TSFR +
5.50%, 9.12%, 5/30/33  64,819 62,615
Alliant Holdings Intermediate,
FRN, 1M TSFR + 2.50%, 6.12%,
9/19/31 (3) 35,216 35,071
Aretec Group, FRN, 1M TSFR +
3.00%, 6.62%, 8/9/30 (3) 10,703 10,556
BCPE Pequod Buyer, FRN, 1M
TSFR + 2.75%, 6.37%, 11/25/31  23,707 23,525
Blackstone Mortgage Trust, FRN, 1M
TSFR + 2.50%, 6.12%, 12/10/30  4,584 4,573
Chicago U.S. Midco III, FRN, 1M
TSFR + 2.50%, 5.652%, 11/1/32 (2) 7,601 7,605
Chrysaor Bidco, FRN, 3M TSFR +
3.00%, 6.669%, 10/30/31  8,716 8,744
Citadel Securities Global Holdings,
FRN, 3M TSFR + 2.00%, 5.70%,
10/31/31  3,638 3,641
Citco Funding, FRN, 3M TSFR +
2.00%, 5.663%, 1/30/33  4,793 4,800
CRC Insurance Group, FRN, 3M
TSFR + 4.75%, 8.45%, 5/6/32  66,095 65,241

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Edelman Financial Engines Center,
FRN, 1M TSFR + 4.00%, 7.62%,
11/28/31  49,968 49,999
EP Wealth Advisors, FRN, 3M TSFR
+ 3.00%, 6.70%, 10/18/32  4,990 5,005
Focus Financial Partners, FRN, 1M
TSFR + 2.50%, 6.12%, 9/15/31  50,171 49,288
GTCR Everest Borrower, FRN, 3M
TSFR + 2.50%, 6.20%, 9/5/31  9,926 9,941
HighTower Holding, FRN, 3M TSFR
+ 2.75%, 6.408%, 2/3/32  39,829 39,792
HUB International, FRN, 3M TSFR +
2.25%, 5.922%, 6/20/30  66,436 66,571
Insignia Financial, FRN, 1M TSFR +
4.50%, 8.131%, 4/11/33  16,090 15,929
Jane Street Group, FRN, 3M TSFR +
2.00%, 5.666%, 12/15/31  25,498 25,341
Jones DesLauriers Insurance
Management, FRN, 3M TSFR +
3.00%, 6.663%, 2/2/33  22,801 22,525
KREF Holdings X, FRN, 1M TSFR +
2.50%, 6.125%, 3/5/32  7,248 7,054
OneDigital Borrower, FRN, 1M TSFR
+ 3.00%, 6.62%, 7/2/31  23,245 22,972
OneDigital Borrower, FRN, 1M TSFR
+ 5.25%, 8.87%, 7/2/32  32,105 31,142
Orion Advisor Solutions, FRN, 3M
TSFR + 2.75%, 6.413%, 9/24/30  5,993 5,978
Osaic Holdings, FRN, 3M TSFR +
2.50%, 6.20%, 7/30/32  10,004 9,962
PEX Holdings, FRN, 3M TSFR +
2.75%, 6.45%, 11/26/31  6,844 6,853
Ryan Specialty, FRN, 1M TSFR +
2.00%, 5.62%, 9/15/31  4,990 4,992
Sedgwick Claims Management
Services, FRN, 1M TSFR + 2.50%,
6.12%, 7/31/31  54,305 54,237
TPG Re Finance Trust, FRN, 1M
TSFR + 2.75%, 6.379%, 5/16/33 (5) 3,570 3,570
725,361
Food  0.9%
B&G Foods, FRN, 1M TSFR +
3.50%, 10/10/29 (3) 4,300 4,209
Celsius Holdings, FRN, 3M TSFR +
2.25%, 5.95%, 4/1/32  10,300 10,356
Chobani, FRN, 1M TSFR + 2.25%,
5.87%, 10/28/32  14,245 14,286
Primo Brands, FRN, 3M TSFR +
2.75%, 6.45%, 3/19/31  10,085 10,143
Snacking Investments U.S., FRN, 3M
TSFR + 3.00%, 6.663%, 10/29/32  6,085 6,086
45,080
Gaming  1.5%
Caesars Entertainment, FRN, 1M
TSFR + 2.25%, 5.87%, 2/6/30 (3) 16,970 16,461
Caesars Entertainment, FRN, 1M
TSFR + 2.25%, 5.87%, 2/6/31  3,333 3,217
HRNI Holdings, FRN, 3M TSFR +
4.25%, 8.10%, 12/11/28  16,443 15,909
Par/Shares $ Value
(Amounts in 000s)
‡
Light & Wonder International, FRN,
1M TSFR + 2.00%, 5.579%, 4/16/29  4,926 4,930
Ontario Gaming GTA, FRN, 3M
TSFR + 4.25%, 7.95%, 8/1/30  6,999 6,596
Pioneer Opco, FRN, 1M TSFR +
3.25%, 5/16/33 (3) 15,200 15,292
Playtika Holding, FRN, 1M TSFR +
2.75%, 6.485%, 3/13/28  2,302 2,249
Voyager Parent, FRN, 3M TSFR +
4.25%, 7.925%, 7/1/32  9,988 9,984
74,638
Health Care  9.1%
1261229 B.C., FRN, 1M TSFR +
6.25%, 9.87%, 10/8/30 (3) 20,506 19,780
Amneal Pharmaceuticals, FRN, 1M
TSFR + 3.00%, 6.62%, 8/1/32  3,801 3,820
Argent Finco, FRN, 3M TSFR +
2.50%, 6.164%, 11/22/32  2,390 2,404
Athenahealth Group, FRN, 1M TSFR
+ 3.25%, 6.858%, 2/14/32 (3) 43,065 42,809
Bausch + Lomb, FRN, 1M TSFR +
3.75%, 7.37%, 1/15/31  24,628 24,708
Concentra Health Services, FRN, 1M
TSFR + 2.00%, 5.62%, 7/26/31  4,198 4,213
Dechra Finance U.S., FRN, 3M
TSFR + 2.75%, 6.387%, 1/27/32  6,323 6,338
Financiere Mendel, FRN, 3M TSFR +
2.75%, 6.393%, 11/8/30  3,962 3,981
Global Medical Response, FRN, 1M
TSFR + 3.25%, 6.848%, 10/1/32  6,446 6,473
Hanger, FRN, 1M TSFR + 3.50%,
6.999%, 10/23/31 (2) 4,061 4,079
Heartland Dental, FRN, 1M TSFR +
3.50%, 7.12%, 8/25/32 (3) 14,222 14,211
Hopper Merger Sub, FRN, 3M TSFR
+ 2.25%, 5.924%, 4/7/33  37,810 37,413
Hopper Merger Sub, FRN, 3M TSFR
+ 5.00%, 8.679%, 1/5/34  84,279 83,647
Insulet, FRN, 1M TSFR + 2.00%,
5.62%, 8/1/31  2,336 2,349
IVI America, FRN, 3M TSFR +
3.25%, 6.95%, 4/9/31  7,466 7,483
LifePoint Health, FRN, 3M TSFR +
3.50%, 7.177%, 5/17/31  12,455 12,315
LifePoint Health, FRN, 3M TSFR +
3.75%, 7.423%, 5/17/31  10,928 10,828
Loire Finco Luxembourg, FRN, 1M
TSFR + 4.00%, 7.62%, 1/21/30  1,117 1,117
Opal U.S., FRN, 3M TSFR + 3.00%,
6.70%, 4/28/32  50,601 50,610
Paradigm Parent, FRN, 3M TSFR +
4.50%, 8.20%, 4/16/32  4,532 3,806
Pediatric Associates Holding, FRN,
1M TSFR + 5.00%, 12/29/31 (3)(5) 7,430 7,411
PetVet Care Centers, FRN, 1M TSFR
+ 6.00%, 8.751%, 10/24/30 (2)(5) 4,776 3,439
QuidelOrtho, FRN, 1M TSFR +
4.00%, 7.62%, 8/20/32  5,582 5,319

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Radiology Partners, FRN, 1M TSFR
+ 4.50%, 6/30/32 (3) 7,495 7,467
Star Parent, FRN, 3M TSFR +
4.00%, 7.70%, 9/27/30  7,489 7,499
Surgery Center Holdings, FRN, 1M
TSFR + 2.50%, 6.12%, 12/19/30  34,577 34,651
Team Health Holdings, FRN, 3M
TSFR + 4.00%, 7.663%, 6/30/28  20,393 20,450
U.S. Renal Care, FRN, 1M TSFR +
5.00%, 8.735%, 6/28/28  10,744 10,494
Waystar Technologies, FRN, 1M
TSFR + 2.00%, 5.62%, 10/22/29 (5) 9,953 9,953
449,067
Information Technology  11.4%
Applied Systems, FRN, 3M TSFR +
2.25%, 5.95%, 2/24/31  47,947 47,490
Applied Systems, FRN, 3M TSFR +
4.50%, 8.20%, 2/23/32  47,869 47,296
Avalara, FRN, 3M TSFR + 2.75%,
6.45%, 3/26/32  19,506 18,902
Central Parent, FRN, 3M TSFR +
3.25%, 6.95%, 7/6/29  577 261
Cloud Software Group, FRN, 3M
TSFR + 3.25%, 6.95%, 3/21/31  14,918 14,000
Cloud Software Group, FRN, 3M
TSFR + 3.25%, 6.95%, 8/13/32  27,579 25,794
ConnectWise, FRN, 3M TSFR +
3.50%, 7.461%, 9/29/28  13,524 12,689
Delivery Hero Finco, FRN, 3M TSFR
+ 5.00%, 8.643%, 12/12/29  17,664 17,691
Delivery Hero Finco, FRN, 3M TSFR
+ 5.00%, 8.643%, 6/16/32 (3) 8,528 8,584
Delta Topco, FRN, 3M TSFR +
2.75%, 6.424%, 11/30/29  5,169 4,993
Delta Topco, FRN, 3M TSFR +
5.25%, 8.924%, 11/29/30  7,490 6,535
Disco Parent, FRN, 3M TSFR +
3.00%, 6.666%, 8/6/32  7,511 7,450
ECI Macola, FRN, 3M TSFR +
2.75%, 6.45%, 5/9/30  5,053 4,953
Ellucian Holdings, FRN, 1M TSFR +
2.50%, 6.12%, 10/9/29  33,098 32,670
Ellucian Holdings, FRN, 1M TSFR +
4.75%, 8.37%, 11/22/32  48,522 47,309
Epicor Software, FRN, 1M TSFR +
2.50%, 6.12%, 5/30/31  45,899 45,268
Fleet U.S. Bidco, FRN, 1M TSFR +
2.75%, 6.334%, 2/21/31 (5) 9,915 9,964
Javelin Buyer, FRN, 3M TSFR +
5.00%, 8.666%, 12/6/32  9,645 8,777
Kaseya, FRN, 3M TSFR + 3.25%,
6.913%, 3/22/32  7,590 6,576
Kaseya, FRN, 3M TSFR + 5.00%,
8.663%, 3/21/33  25,622 19,319
McAfee, FRN, 1M TSFR + 3.00%,
6.62%, 3/1/29  37,487 33,979
MH Sub I, FRN, 1M TSFR + 4.25%,
7.87%, 5/3/28  13,778 13,319
Par/Shares $ Value
(Amounts in 000s)
‡
MH Sub I, FRN, 1M TSFR + 4.25%,
7.87%, 12/31/31  6,361 5,481
MH Sub I, FRN, 1M TSFR + 6.25%,
9.87%, 2/23/29  9,444 8,185
Orion U.S. Finco, FRN, 3M TSFR +
3.50%, 7.169%, 10/8/32  5,015 5,018
Orion U.S. Finco, FRN, 3M TSFR +
5.50%, 9.169%, 10/11/33  7,079 6,946
Project Alpha Intermediate Holding,
FRN, 3M TSFR + 5.00%, 8.70%,
5/9/33  24,328 14,191
Proofpoint, FRN, 3M TSFR + 3.00%,
6.70%, 8/31/28  33,365 32,551
RealPage, FRN, 3M TSFR + 3.00%,
6.961%, 4/24/28  4,391 4,244
RealPage, FRN, 3M TSFR + 3.75%,
7.45%, 4/24/28  28,696 28,037
Red Planet Borrower, FRN, 1M TSFR
+ 4.00%, 7.62%, 9/8/32  22,558 22,568
561,040
Manufacturing  4.3%
A B Boyd, FRN, 1M TSFR + 4.50%,
8.12%, 11/8/31 (3)(5) 4,312 4,161
Alliance Laundry Systems, FRN, 3M
TSFR + 2.25%, 5.901%, 8/19/31  2,887 2,895
Altar Bidco, FRN, 12M TSFR +
3.35%, 6.858%, 2/1/29 (3) 20,660 20,560
Altar Bidco, FRN, 6M TSFR + 5.60%,
2/1/30 (3) 1,065 992
CompoSecure Holdings, FRN, 1M
TSFR + 2.25%, 5.875%, 1/14/33  7,450 7,419
Engineered Machinery Holdings,
FRN, 3M TSFR + 3.25%, 6.95%,
11/26/32  47,346 47,595
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.00%, 9.961%,
5/21/29  29,491 29,516
Filtration Group, FRN, 1M TSFR +
2.50%, 6.12%, 10/21/28  25,926 25,953
Lsf12 Helix Parent, FRN, 1M TSFR +
3.50%, 7.12%, 1/22/33  8,045 7,991
Madison IAQ, FRN, 6M TSFR +
2.75%, 6.378%, 11/8/32 (3) 6,812 6,819
Madison Safety & Flow, FRN, 1M
TSFR + 2.50%, 6.108%, 9/26/31  6,582 6,595
Merlin Buyer, FRN, 3M TSFR +
4.00%, 7.68%, 4/15/33  11,871 11,938
Pro Mach Group, FRN, 1M TSFR +
2.75%, 6.37%, 10/15/32  29,801 29,831
Recess Holdings, FRN, 3M TSFR +
3.75%, 7.417%, 2/20/30  4,073 4,064
Watlow Electric Manufacturing, FRN,
3M TSFR + 3.00%, 6.663%, 3/2/28  3,927 3,929
210,258
Metals & Mining  0.5%
Arsenal AIC Parent, FRN, 1M TSFR
+ 2.75%, 6.37%, 8/18/30  10,640 10,670

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Worthington Steel, FRN, 1M TSFR +
4.00%, 5/28/33 (3) 16,285 16,204
26,874
Other Telecommunications  1.8%
Coreweave Financing, FRN, 1M
TSFR + 4.50%, 3.522%, 11/15/31 (2) 3,485 3,556
Level 3 Financing, FRN, 1M TSFR +
2.75%, 6.381%, 3/29/32  51,940 52,135
QualityTech, FRN, 1M TSFR +
3.50%, 7.145%, 11/4/31 (5) 8,474 8,475
Uniti Services, FRN, 1M TSFR +
4.00%, 7.62%, 10/6/32  9,416 9,411
VCI Asset Holdings 1, 11/20/30 (3) 5,440 5,773
VCI Asset Holdings 3, 6.875%,
4/24/31  3,990 4,043
Zayo Group Holdings, FRN, 1M
TSFR + 3.00%, 7.735%, 3/11/30
(1.00% PIK and 1M TSFR + 3.00%
Cash) (4) 4,412 4,407
87,800
Restaurants  0.8%
Dave & Buster's, FRN, 3M TSFR +
3.25%, 6.938%, 6/29/29  11,039 9,848
Fertitta Entertainment, FRN, 1M
TSFR + 3.25%, 6.87%, 1/27/29 (3) 5,015 4,995
IRB Holding, FRN, 1M TSFR +
2.50%, 6.108%, 12/15/30  19,678 19,716
Raising Cane's Restaurants, FRN,
1M TSFR + 2.00%, 5/29/33 (3) 5,830 5,808
40,367
Retail  1.5%
Boots Group Finco, FRN, 3M TSFR +
3.25%, 6.924%, 8/30/32  15,162 15,250
Evergreen Acqco 1, FRN, 3M TSFR
+ 3.00%, 6.686%, 9/17/32  5,441 5,441
Men's Wearhouse, FRN, 3M TSFR +
5.75%, 9.414%, 1/28/31  17,745 17,911
PetSmart, FRN, 1M TSFR + 4.00%,
7.584%, 8/18/32  14,943 14,890
Sweetwater Borrower, FRN, 1M
TSFR + 4.00%, 7.62%, 2/17/33 (5) 4,100 4,121
Victra Holdings, FRN, 3M TSFR +
3.75%, 7.45%, 3/29/29  17,553 17,345
74,958
Satellites  1.3%
Connect Finco, FRN, 1M TSFR +
4.50%, 8.12%, 9/27/29  23,111 23,174
Galileo Parent, FRN, 6M TSFR +
4.50%, 8.118%, 3/3/33  25,305 25,242
Iridium Satellite, FRN, 1M TSFR +
2.25%, 5.87%, 9/20/30  4,683 4,634
Viasat, FRN, 1M TSFR + 4.50%,
8.193%, 5/30/30  5,483 5,503
Viasat, FRN, 1M TSFR + 4.50%,
8.223%, 3/2/29  5,672 5,696
64,249
Par/Shares $ Value
(Amounts in 000s)
‡
Services  7.9%
Aggreko Holdings, FRN, 3M TSFR +
3.00%, 6.632%, 5/21/31  25,058 25,108
Allied Universal Holdco, FRN, 1M
TSFR + 3.25%, 6.87%, 8/20/32  46,632 46,776
Anticimex Global, FRN, 3M TSFR +
2.90%, 6.41%, 11/17/31  4,937 4,948
Ascend Learning, FRN, 1M TSFR +
3.00%, 6.62%, 12/11/28  25,556 25,195
Camelot U.S. Acquisition, FRN, 1M
TSFR + 2.75%, 6.37%, 1/31/31 (3) 10,495 9,893
Clearwater Analytics, FRN, 1M TSFR
+ 2.00%, 5.584%, 4/21/32  12,408 12,393
Crown Subsea Communications
Holding, FRN, 1M TSFR + 3.00%,
6.62%, 1/30/31  6,070 6,105
Dayforce Bidco, FRN, 3M TSFR +
3.00%, 6.663%, 2/4/33  29,390 27,951
Edge Finco, FRN, 3M TSFR +
3.50%, 8/22/31 (EUR) (3) 6,550 7,678
Fortress Intermediate 3, FRN, 1M
TSFR + 3.00%, 6.638%, 6/27/31 (5) 15,023 14,873
HireRight Holdings, FRN, 1M TSFR +
3.25%, 6.87%, 9/27/30  5,574 5,318
HomeServe USA Holding, FRN, 1M
TSFR + 2.00%, 5.603%, 10/21/30  2,343 2,338
Icon Parent, FRN, 3M TSFR +
2.75%, 6.44%, 11/13/31 (3) 20,918 19,974
Mermaid Bidco, FRN, 3M TSFR +
3.25%, 6.908%, 7/3/31  20,256 19,992
Project Boost Purchaser, FRN, 3M
TSFR + 2.75%, 6.45%, 7/16/31  12,821 12,663
Renaissance Holdings, FRN, 3M
TSFR + 4.00%, 7.663%, 4/5/30  16,248 12,687
Sabre GLBL, FRN, 1M TSFR +
6.00%, 9.72%, 11/15/29  2,003 1,688
Sabre GLBL, FRN, 1M TSFR +
6.25%, 9.97%, 7/30/29  5,442 4,561
Salas O'brien, FRN, 1M TSFR +
2.75%, 5.799%, 1/31/33 (2)(5) 4,115 4,110
Shift4 Payments, FRN, 3M TSFR +
2.00%, 5.677%, 7/3/32  6,633 6,633
Speed Midco 3, FRN, 6M TSFR +
2.50%, 6.195%, 10/7/32  9,586 9,526
Staples, FRN, 3M TSFR + 5.75%,
9.413%, 9/4/29  4,372 4,065
TK Elevator U.S. Newco, FRN, 1M
TSFR + 2.75%, 6.48%, 4/30/30  7,100 7,153
TK Elevator U.S. Newco, FRN, 6M
TSFR + 2.75%, 6.377%, 4/30/30  9,761 9,837
Trio Bidco, FRN, 3M TSFR + 0.50%,
0.50%, 10/29/32 (2) 1,449 1,409
Trio Bidco, FRN, 3M TSFR + 4.00%,
7.70%, 10/8/32  13,766 13,387
UKG, FRN, 3M TSFR + 2.25%,
5.913%, 2/10/31  54,687 52,784
Wash Bidco, FRN, 1M TSFR +
3.00%, 6.614%, 8/9/32 (3) 6,620 6,630

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
White Cap Supply Holdings, FRN,
1M TSFR + 3.25%, 6.87%, 10/19/29  12,034 11,942
White Cap Supply Holdings, FRN,
1M TSFR + 3.50%, 7.12%, 2/10/33  780 772
388,389
Supermarkets  0.6%
BCPE Empire Holdings, FRN, 1M
TSFR + 3.25%, 6.87%, 12/26/30  4,990 4,954
BCPE Empire Holdings, FRN, 1M
TSFR + 3.50%, 7.12%, 12/29/32  7,600 7,557
EG America, FRN, 3M TSFR +
3.25%, 6.916%, 2/10/31  18,867 18,900
31,411
Utilities  4.4%
Alpha Generation, FRN, 1M TSFR +
1.75%, 5.37%, 9/30/31  19,871 19,831
Cogentrix Finance Holdco I, FRN, 1M
TSFR + 2.25%, 5.87%, 2/26/32  18,854 18,865
Compass Power Generation, FRN,
1M TSFR + 3.25%, 6.87%, 4/14/29  3,155 3,175
Constellation Renewables, FRN, 3M
TSFR + 2.00%, 5.666%, 12/15/27  12,398 12,367
Cornerstone Generation, FRN, 3M
TSFR + 2.25%, 5.913%, 8/11/32  24,368 24,388
Hamilton Projects Acquiror, FRN, 1M
TSFR + 2.50%, 6.12%, 5/30/31  9,913 9,954
Innio North America Holding, FRN,
3M TSFR + 2.00%, 5.648%, 11/2/31  6,046 6,046
MRP Buyer, FRN, 3M TSFR +
3.25%, 6.946%, 6/4/32  1,442 1,445
MRP Buyer, FRN, 3M TSFR +
3.25%, 6.95%, 6/4/32  11,152 11,180
Resilience Parent, FRN, 1M TSFR +
2.50%, 6.126%, 2/28/33  40,200 40,293
Resilience Parent, FRN, 3M TSFR +
5.25%, 8.876%, 2/27/34 (5) 21,232 21,020
Talen Energy Supply, FRN, 1M TSFR
+ 2.00%, 5.62%, 11/25/32  8,192 8,117
Talen Energy Supply, FRN, 1M TSFR
+ 2.50%, 6.125%, 12/15/31  28,044 27,883
Talen Energy Supply, FRN, 3M TSFR
+ 2.50%, 6.125%, 11/25/32  13,269 13,172
217,736
Wireless Communications  1.1%
Asurion, FRN, 3M TSFR + 3.75%,
7.413%, 2/23/33  6,968 6,792
Asurion, FRN, 3M TSFR + 4.25%,
7.913%, 9/19/30  14,978 14,970
Asurion, FRN, 3M TSFR + 4.25%,
8.013%, 8/19/28  1,423 1,423
Asurion, FRN, 3M TSFR + 5.25%,
9.028%, 1/20/29  28,647 28,651
51,836
Total Bank Loans (Cost
$4,385,092) 4,338,085
Par/Shares $ Value
(Amounts in 000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.2%
Insurance  0.2%
Acrisure, Series A-2, Acquisition
Date: 5/20/25, Cost $6,900 (5)(6)(7) 287 9,061
Total Convertible Preferred Stocks
(Cost $6,900) 9,061
CORPORATE BONDS  8.3%
Aerospace & Defense  0.1%
TransDigm, 6.75%, 8/15/28 (8) 3,025 3,064
3,064
Automotive  0.9%
Rivian Holdings, 10.00%, 1/15/31 (8) 43,290 42,660
42,660
Broadcasting  1.1%
CMG Media, 8.875%, 6/18/29 (8) 5,550 4,473
E.W. Scripps, 9.875%, 8/15/30 (8) 4,875 4,660
Gray Media, 9.625%, 7/15/32 (8) 4,810 4,741
Gray Media, 10.50%, 7/15/29 (8) 5,625 5,962
Neptune Bidco U.S., 9.29%,
4/15/29 (8) 9,480 9,695
Neptune Bidco U.S., 10.375%,
5/15/31 (8) 16,665 17,410
Univision Communications, 9.375%,
8/1/32 (8) 4,710 4,822
51,763
Building Products  0.0%
CP Atlas Buyer, 9.75%, 7/15/30 (8) 1,370 1,289
1,289
Cable Operators  0.3%
CSC Holdings, 11.25%, 5/15/28 (8) 10,080 6,712
Directv Financing, 10.00%,
2/15/31 (8) 9,540 9,985
16,697
Chemicals  0.2%
Bond U.S. Bidco 1, 7.125%,
6/15/33 (8) 4,654 4,691
INEOS Finance, 7.50%, 4/15/29 (8) 7,190 7,157
11,848
Consumer Products  0.1%
OAK-Eagle Acquireco, 7.25%,
7/1/33 (8) 5,683 5,922
5,922
Container  0.1%
Sword Purchaser, 8.25%, 4/15/33 (8) 6,415 6,608
6,608
Energy  0.4%
Aethon III, 10.077%, 1/10/27,
Acquisition Date: 9/5/25,
Cost $419 (5)(6) 420 420
NGL Energy Operating, 8.125%,
2/15/29 (8) 2,820 2,931
Venture Global LNG, 9.50%,
2/1/29 (8) 4,320 4,702

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Venture Global LNG, VR, 9.00% (8)
(9)(10) 6,040 5,967
Venture Global Plaquemines LNG,
7.50%, 5/1/33 (8) 3,775 4,167
18,187
Financial  0.6%
Acrisure, 8.50%, 6/15/29 (8) 4,860 4,797
Alliant Holdings Intermediate, 6.75%,
4/15/28 (8) 1,880 1,897
Aretec Group, 10.00%, 8/15/30 (8) 3,780 4,012
CRC Insurance Group, 7.125%,
6/1/31 (8) 2,365 2,370
HUB International, 7.375%,
1/31/32 (8) 2,395 2,453
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (8) 4,740 4,836
Navient, 9.375%, 7/25/30  3,520 3,586
USI, 7.50%, 1/15/32 (8) 6,864 7,000
30,951
Health Care  0.7%
1261229 B.C., 10.00%, 4/15/32 (8) 4,400 4,505
CHS, 9.75%, 1/15/34 (8) 4,500 4,721
CHS, 10.875%, 1/15/32 (8) 6,568 7,078
LifePoint Health, 7.00%, 5/1/34 (8) 12,265 11,971
Radiology Partners, 8.50%,
7/15/32 (8) 4,405 4,490
32,765
Information Technology  0.4%
Cloud Software Group, 9.00%,
9/30/29 (8) 20,155 19,915
19,915
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%,
10/1/31 (8) 3,615 3,901
3,901
Other Telecommunications  1.2%
APLD ComputeCo 2, 6.75%,
3/15/31 (8) 12,275 12,370
Edged Compute, 7.50%, 4/30/31 (8) 7,530 7,552
Flash Compute, 7.25%, 12/31/30 (8) 9,015 9,306
Level 3 Financing, 3.75%, 7/15/29 (8) 98 95
Level 3 Financing, 7.00%, 3/31/34 (8) 9,530 9,874
PR RNO Property Owner 1, 6.50%,
5/1/31 (8) 9,735 9,746
WULF Compute, 7.75%, 10/15/30 (8) 7,560 7,953
56,896
Printing & Publishing  0.3%
Getty Images, 10.50%, 11/15/30 (8) 10,830 9,633
Getty Images, 11.25%, 2/21/30 (8) 5,326 4,574
14,207
Real Estate Investment Trust
Securities  0.1%
Service Properties Trust, 8.625%,
11/15/31 (8) 2,955 3,118
Service Properties Trust, Zero
Coupon, 9/30/27 (8) 3,940 3,661
6,779
Par/Shares $ Value
(Amounts in 000s)
‡
Retail  0.2%
Men's Wearhouse, 9.00%, 2/1/31 (8) 3,107 3,268
Petco Health & Wellness, 8.25%,
2/1/31 (8) 5,150 5,155
8,423
Services  0.6%
Allied Universal Holdco, 7.875%,
2/15/31 (8) 3,847 4,022
Clarivate Science Holdings, 3.875%,
7/1/28 (8) 2,230 2,158
Clarivate Science Holdings, 4.875%,
7/1/29 (8) 5,510 5,040
Sabre Financial Borrower, 11.125%,
6/15/29 (8) 7,645 7,952
UKG, 6.875%, 2/1/31 (8) 12,725 12,512
31,684
Supermarkets  0.1%
EG Global Finance, 12.00%,
11/30/28 (8) 6,338 6,759
6,759
Utilities  0.4%
NRG Energy, VR, 10.25% (8)(9)(10) 5,935 6,458
Vistra, VR, 8.00% (8)(9)(10) 2,221 2,235
Vistra, Series C, VR, 8.875% (8)(9)
(10) 11,140 11,981
20,674
Wireless Communications  0.4%
Asurion, 8.00%, 12/31/32 (8) 9,715 10,127
Asurion, 8.375%, 2/1/34 (8) 9,796 9,575
19,702
Total Corporate Bonds (Cost
$411,377) 410,694
PREFERRED STOCKS  0.3%
Financial  0.3%
AH Parent, Series A, Acquisition
Date: 9/27/24, Cost $8,264 (5)(6) 8 8,348
Navacord, Class A, Acquisition Date:
1/30/26, Cost $4,010 (CAD) (5)(6)(7) 6 3,918
Total Preferred Stocks (Cost
$12,274) 12,266

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  6.6%
Money Market Funds  6.6%
T. Rowe Price Government Reserve
Fund, 3.67% (11)(12) 322,692 322,692
Total Short-Term Investments
(Cost $322,692) 322,692
Total Investments in Securities
103.5% of Net Assets
(Cost $5,138,335) $ 5,092,798
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitments at May 31, 2026, were $7,398 and were valued at $7,279 (0.1% of net assets).
(3) All or a portion of this loan is unsettled as of May 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) See Note 2. Level 3 in fair value hierarchy.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $21,747 and represents 0.4% of net assets.
(7) Non-income producing
(8) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $406,688 and represents 8.3% of net assets.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M TSFR Twelve month Term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
PRIME Prime rate
SOFR Secured overnight financing rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Carvana, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 * 391 42 26 16
JPMorgan Chase, Protection Sold (Relevant Credit: Carvana, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 * 390 42 26 16
Total Bilateral Credit Default Swaps, Protection Sold 52 32
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 3.631% (SOFR) at Maturity, 6/20/26 26,250 (46) — (46)
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 3.631% (SOFR) at Maturity, 9/20/26 15,265 214 — 214
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 3.631% (SOFR) at Maturity, 12/20/26 15,275 242 — 242
Total Bilateral Total Return Swaps — 410
Total Bilateral Swaps 52 442
* Credit ratings as of May 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 8/21/26 USD 2,665 EUR 2,280 $ (4)
Toronto-Dominion Bank 7/24/26 USD 3,984 CAD 5,429 36
Net unrealized gain (loss) on open forward
currency exchange contracts $ 32

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.67% $ — # $ — $ 15,809 +
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
5/31/26
T. Rowe Price Government Reserve Fund, 3.67% $ 443,623 ¤ ¤ $ 322,692 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $15,809 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $322,692.

T. ROWE PRICE Institutional Floating Rate Fund
May 31, 2026
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $5,138,335) $ 5,092,798
Receivable for investment securities sold 85,298
Interest receivable 31,163
Receivable for shares sold 11,324
Cash 6,717
Foreign currency (cost $1,092) 1,098
Unrealized gain on bilateral swaps 488
Bilateral swap premiums paid 52
Unrealized gain on forward currency exchange contracts 36
Other assets 10
Total assets 5,228,984
Liabilities
Payable for investment securities purchased 284,716
Payable for shares redeemed 8,794
Investment management and administrative fees payable 2,582
Unrealized loss on bilateral swaps 46
Unrealized loss on forward currency exchange contracts 4
Other liabilities 10,857
Total liabilities 306,999
NET ASSETS $ 4,921,985
Net Assets Consist of:
Total distributable earnings (loss) $ (677,493)
Paid-in capital applicable to 529,028,477 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 5,599,478
NET ASSETS $ 4,921,985
NET ASSET VALUE PER SHARE
Institutional Class
(Net assets: $4,645,614; Shares outstanding: 499,303,066) $ 9.30
F Class
(Net assets: $276,371; Shares outstanding: 29,725,411) $ 9.30

T. Rowe Price Institutional Floating Rate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/26
Investment Income (Loss)
Income
.
  Interest $ 361,689
Dividend 16,683
Other 6
Total income 378,378
Expenses
Investment management and administrative expense 27,510
Administrative fee payment program fees - F Class 377
Miscellaneous 982
Waived / paid by Price Associates (20)
Net expenses 28,849
Net investment income 349,529
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (13,315)
Swaps 658
Forward currency exchange contracts (527)
Foreign currency transactions 59
Net realized loss (13,125)
Change in net unrealized gain / loss
Securities (50,324)
Swaps (230)
Forward currency exchange contracts 274
Other assets and liabilities denominated in foreign currencies (52)
Change in net unrealized gain / loss (50,332)
Net realized and unrealized gain / loss (63,457)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 286,072

T. Rowe Price Institutional Floating Rate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
5/31/26 5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 349,529 $ 341,061
Net realized loss (13,125) (18,501)
Change in net unrealized gain / loss (50,332) (17,509)
Increase in net assets from operations 286,072 305,051
Distributions to shareholders
Net earnings
Institutional Class (327,186) (314,876)
F Class (19,735) (23,211)
Z Class (274) (259)
Decrease in net assets from distributions (347,195) (338,346)
Capital share transactions
*
Shares sold
Institutional Class 1,499,067 1,555,855
F Class 72,375 114,671
Z Class 2 11,650
Distributions reinvested
Institutional Class 279,882 265,316
F Class 19,513 22,943
Z Class 258 259
Shares redeemed
Institutional Class (1,505,280) (1,371,343)
F Class (114,971) (135,032)
Z Class (6,186) (6,165)
Increase in net assets from capital share transactions 244,660 458,154
Net Assets
Increase during period 183,537 424,859
Beginning of period 4,738,448 4,313,589
End of period $ 4,921,985 $ 4,738,448
*Share information (000s)
Shares sold
Institutional Class 159,666 164,716
F Class 7,712 12,134
Z Class –
(1)
1,232
Distributions reinvested
Institutional Class 29,865 28,086
F Class 2,083 2,430
Z Class 27 27
Shares redeemed
Institutional Class (160,630) (145,551)
F Class (12,270) (14,335)
Z Class (660) (660)
Increase in shares outstanding 25,793 48,079
(1)
Amount rounds to less than 1,000 shares

T. Rowe Price Institutional Floating Rate Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of
1940 (the 1940 Act). The Institutional Floating Rate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation. The fund has three classes of shares: the Institutional Floating Rate Fund (Institutional Class), the Institutional Floating Rate
Fund–F Class (F Class) and the Institutional Floating Rate Fund–Z Class (Z Class). F Class shares are available only through financial advisors and certain third-party intermediaries that have entered into an administrative fee agreement with
T. Rowe Price Services, Inc. The F Class participates in a Board-approved administrative fee payment program pursuant to which the fund compensates certain financial intermediaries for various shareholder and administrative services they provide to underlying investors. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services.  As a result of a full redemption, as of May 31, 2026, there were no investors in the Z Class. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income and investment management and administrative expense are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The F Class pays certain shareholder and administrative expenses at a rate of up to 0.15% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the

T. Rowe Price Institutional Floating Rate Fund

normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market

T. Rowe Price Institutional Floating Rate Fund

and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Institutional Floating Rate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended May 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at May 31, 2026, totaled $925,000 for the year ended May 31, 2026. During the year, transfers out of Level 3 were because observable market data became available for the security.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 4,239,366 $ 98,719 $ 4,338,085
Convertible Preferred Stocks — — 9,061 9,061
Corporate Bonds — 410,274 420 410,694
Preferred Stocks — — 12,266 12,266
Short-Term Investments 322,692 — — 322,692
Total Securities 322,692 4,649,640 120,466 5,092,798
Swaps — 540 — 540
Forward Currency Exchange Contracts — 36 — 36
Total $ 322,692 $ 4,650,216 $ 120,466 $ 5,093,374
Liabilities
Swaps $ — $ 46 $ — $ 46
Forward Currency Exchange Contracts — 4 — 4
Total $ — $ 50 $ — $ 50
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
5/31/26
Investment in Securities
Bank Loans $ 207,319 $ (167) $ 111,220 $ (190,687) $ (28,966) $ 98,719
Convertible Preferred Stocks 6,900 2,161 — — — 9,061
Corporate Bonds — 3 417 — — 420
Preferred Stocks 8,406 (150) 4,010 — — 12,266
Total $ 222,625 $ 1,847 $ 115,647 $ (190,687) $ (28,966) $ 120,466

T. Rowe Price Institutional Floating Rate Fund

Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2026, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
May 31, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 36
Credit derivatives Bilateral Swaps and Premiums 540
Total $ 576
Liabilities
Foreign exchange derivatives Forwards $ 4
Credit derivatives Bilateral Swaps and Premiums 46
Total $ 50
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives
$
(527)
$
—
$
(527)
Credit derivatives — 658 658
Total
$
(527)
$
658
$
131

T. Rowe Price Institutional Floating Rate Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2026, no collateral had been posted by the fund to counterparties for bilateral derivatives.  As of May 31, 2026, collateral pledged by counterparties to the fund for bilateral derivatives consisted of securities valued at $386,000.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its
non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives
$
274
$
—
$
274
Credit derivatives
— (230) (230)
Total
$
274
$
(230)
$
44

T. Rowe Price Institutional Floating Rate Fund

contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2026, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally less than 1% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of
May 31, 2026, the notional amount of protection sold by the fund totaled $781,000 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. Rowe Price Institutional Floating Rate Fund

During the year ended May 31, 2026, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 1% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.
The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the
Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,403,086,000 and $3,120,335,000, respectively, for the year ended May 31, 2026.

T. Rowe Price Institutional Floating Rate Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2026, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At May 31, 2026, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.55% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The annual all-inclusive fee covers investment management services and ordinary, recurring operating
($000s)
May 31,
2026
May 31,
2025
Ordinary income (including short-term capital gains, if any)
$
347,195
$
338,346
($000s)
Cost of investments
$
5,140,435
Unrealized appreciation
$
29,305
Unrealized depreciation (76,653)
Net unrealized appreciation (depreciation)
$
(47,348)
($000s)
Undistributed ordinary income
$
3,216
Net unrealized appreciation (depreciation) (47,348)
Loss carryforwards and deferrals (633,361)
Total distributable earnings (loss)
$
(677,493)

T. Rowe Price Institutional Floating Rate Fund

expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses.
The Z Class is subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2026 as indicated in the table below. At May 31, 2026, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the annual all-inclusive fee arrangement under the investment management agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2026, approximately 23% of the Institutional Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12,
2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Z Class
Expense limitation/I Class Limit 0.00%
Expense limitation date N/A
(Waived)/repaid during the period ($000s) $(20)

T. Rowe Price Institutional Floating Rate Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price Associates or an affiliate (collectively, the participating funds), is party to a
$1.4 billion, 364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of $1.25 billion, of which $1 billion is available to the U.S. floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of 0.15% of the average daily undrawn commitment. All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S. borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations. Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Daily Simple
Secured Overnight Financing Rate (SOFR), (b) Federal Funds Effective Rate, or (c) the Overnight Bank Funding Rate plus an applicable margin. At May 31, 2026, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,250,000,000.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Institutional Floating Rate Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Institutional Income Funds, Inc.
and Shareholders of T. Rowe Price Institutional Floating Rate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Institutional Floating Rate Fund (one of the funds constituting T. Rowe Price Institutional Income Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended
May 31, 2026, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 17, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional Floating Rate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/26
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $874,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $874,000 of the fund's income qualifies for the dividends-received deduction.
For nonresident alien shareholders, $163,552,000 of income dividends are interest-related dividends.
For shareholders subject to interest expense deduction limitation under Section 163(j), $330,781,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Institutional Floating Rate Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the
Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements
(e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the
Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31, 2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the fund’s returns for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Institutional Floating Rate Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the
Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-
inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee rate for many T. Rowe Price mutual funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund). Although the fund does not have a group fee rate component to its all-inclusive fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The
Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee.
Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i)
contractual management fees, actual management fees, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (each of which generally reflect the fund’s all-
inclusive fee rate) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the contractual management fee ranked in the second quintile (Expense Group), the actual management fee rate ranked in the second quintile (Expense Group) and third quintile
(Expense Universe), and the total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Institutional Floating Rate Fund

may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the
Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E170-050 7/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 17, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 17, 2026